Summary of Significant Accounting Policies (Details Narrative) - USD ($)	3 Months Ended	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Jun. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Property, Plant and Equipment [Line Items]
Incurred losses		$ 18,614,915	$ 13,239,189
[custom:WorkingCapital-0]	$ 6,863,770	6,863,770
Decrease in Restricted Cash	100,000
Increase in Restricted Cash	305,000
Escrow Deposit	$ 305,000	$ 305,000
Income tax examination likelihood description			50% likelihood
Interest, penalties or unrecognized uncertain tax positions			$ 0	$ 0
Minimum [Member]
Property, Plant and Equipment [Line Items]
Intangible assets, expected useful life			3 years
Maximum [Member]
Property, Plant and Equipment [Line Items]
Intangible assets, expected useful life			5 years